Share-Based Compensation - Schedule of Unvested Restricted Stock Unvested (Details) - Successor [Member] - Restricted Stock Units (RSUs) [Member]	7 Months Ended
Dec. 31, 2018 $ / shares shares
Number of Restricted Shares, Unvested, Beginning Balance | shares
Number of Restricted Shares, Granted | shares	760
Number of Restricted Shares, Vested | shares
Number of Restricted Shares, Forfeited | shares
Number of Restricted Shares, Unvested, Ending Balance | shares	760
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance | $ / shares
Weighted Average Grant Date Fair Value per Share, Granted | $ / shares	11.12
Weighted Average Grant Date Fair Value per Share, Vested | $ / shares
Weighted Average Grant Date Fair Value per Share, Forfeited | $ / shares
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance | $ / shares	$ 11.12